General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General And Administrative Expenses
Salaries and related expenses	$ 15
Professional expenses	283	125
Rent and Maintenance	18	22
Depreciation	1	2
Other expenses	4	1
Total general and administrative expenses	$ 321	$ 150